RELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Parties
RELATED PARTIES

NOTE 8 - RELATED PARTIES:

Key Management Personnel Compensation and other related party transactions and balances:

The key management personnel, among others, include board members, CEO and CFO.

The totals of remuneration paid to Key Management Personnel and related parties during the years are as follows:

1. Transactions with related parties:	June 30, 2024
Short-term salary and fees	379
Share based payments	900
Post-employment retirement benefits	39
Non-monetary benefits	21
Payments for legal services	180
Revaluation of financial liabilities at fair value	344
Payments for consultant services	566
2,429

2. Balance with related parties:		June 30, 2024	December 31, 2023
Key management	Salary and related	(257)	(219)
Shareholders	Trade payables	16	(58)
Shareholders	Derivatives	-	(476)
Joint Ventures	Other receivables	15	15
Joint Ventures	Investment in subsidiary	115	115
		(111)	(623)

NOTE 19 - RELATED PARTIES:

Key Management Personnel Compensation and other related party transactions and balances:

The key management personnel, among others includes board members, CEO and CFO.

The totals of remuneration paid to Key Management Personnel and related parties during the years are as follows:

1. Transactions with related parties:	December 31, 2023	December 31, 2022
Issuance of options to related party	-	721
Short-term salary and fees	803	508
Short-term salary until deletion	22	-
Loan repayment	-	172
Conversion of loan to ordinary shares	657	-
Share based payments	2,084	98
Post-employment retirement benefits	98	94
Payment for Administrative services	34	36
Non-monetary benefits	49	29
Payments for legal services	287	-
Revaluation of financial liabilities at fair value	1,204	-
Proof of Concept projects paid by affiliated companies	-	(1,064)
	5,238	594

2. Balance with related parties:		December 31, 2023	December 31, 2022
Key management	Salary and related	(219)	(99)
Directors	Salary and related	-	(82)
Shareholders	Borrowings from related parties	-	(710)
Shareholders	Other accounts payable	(3)	(56)
Shareholders	Trade payables	(58)	-
Shareholders	Derivatives	(476)	-
Joint Ventures	Other receivables	15	59
Joint Ventures	Investment in subsidiary	115	221
		(626)	(667)

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)